EQUITY OFFERINGS OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2011
EQUITY OFFERINGS OF SUBSIDIARIES [Abstract]
EQUITY OFFERINGS OF SUBSIDIARIES
26.	EQUITY OFFERINGS OF SUBSIDIARIES

(in thousands of $)	Golar Partners (Initial Public Offering) 2011	Golar Energy (Private Placement) 2009
Total proceeds received	310,500	119,686
Less: Offering expenses	(22,705)	(4,294)
Net proceeds received	287,795	115,392

Golar LNG Partners LP ("Golar Partners")

(a)
During April 2011, the Company completed an initial public offering ("IPO") of its subsidiary, Golar Partners for 13.8 million common units (including the 1.8 million units issued upon the exercise of the underwriter's overallotment option) at a price of $22.50 per unit, for net proceeds of $287.8 million which has been recorded as an increase in the Company's stockholders' equity.  As a result of the offering, the Company's ownership of Golar Partners was reduced to 65%.

(b)
In October 2011, the Company transferred its 100% equity interests in certain subsidiaries which own and operate the FSRU, the Golar Freeze and holds the respective secured bank debt to Golar Partners.  The purchase consideration was $330 million for the vessel (based on a third party valuation) and $9 million of working capital adjustments net of the assumed bank debt of $108 million, resulting in a total purchase consideration of approximately $231 million of which $222.31 million was principally financed by loan financing from Golar ("Golar LNG facility").  The Golar LNG facility is unsecured and bears interest at a fixed rate of 6.75% per annum and repayments are quarterly with a final balloon payment of $222.3 million in October 2014.  As a result of this transaction, the Company recorded an addition in the Company's stockholders' equity of $96.7 million.

Golar Partners is a Marshall Islands Limited Partnership, listed on the NASDAQ stock exchange, formed by the Company to own and operate FSRUs and LNG carriers under long-term charters.  As of December 31, 2011, Golar Partners operates a fleet of three FSRUs and two LNG carriers.  Golar Partner's vessels all operate under long-term charters with expiration dates between 2017 and 2024.  Golar Partners has a 100% interest in each of its vessels except for the Golar Mazo, where it has 60%.  As of December 31, 2011 the Company held a 65% interest in Golar Partners (including a 2% general partner interest).

(c)
In connection with Golar Partner's IPO, Golar Partners entered into an omnibus agreement with the Company, the general partners and others governing, among other things, (i) to what extent the Company and Golar Partners may compete with each other, (ii) options to purchase the Golar Freeze (this option was exercised in October 2011) and the Nusantara Regas Satu upon completion of its FSRU retrofitting and acceptance by the charterer (iii) to provide certain rights of first offer on certain LNG carrier and FSRUs operating under charters for five years or more; and (iv) the provision of certain indemnities by the Company.

Golar LNG Energy Limited ("Golar Energy")

(d)
In August 2009, the Company completed a private placement offering of its subsidiary, Golar Energy for 59.8 million new common shares (including 4.8 million shares issued upon the exercise of the underwriter's overallotment option) at a price of $2 per share, for net proceeds of $115.4 million which has been recorded as an increase in stockholders' equity.  As a result of the offering the Company's ownership in Golar Energy was reduced to 68%.

(e)
In connection with the private placement, 12 million warrants were issued by Golar Energy to private investors.  Each warrant gave the holder the right to subscribe for warrants for one share in Golar Energy at a price of $2 per share.  In December 2010, 9.4 million warrants were exercised and the remainder cancelled, resulting in an increase in the Company's stockholders' equity of $18.8 million.

(f)
Between April 2011 to June 2011, the Company in a series of piecemeal acquisitions acquired an additional 92.3 million shares, representing a 38.9% interest in Golar Energy, to bring its ownership interest to 100%.  Of the 92.3 million shares acquired, 70.3 million (76%), were exchanged for newly issued shares in Golar, where the seller received one share in Golar for every 6.06 Golar Energy shares held, thereby increasing the Company's share capital by $11.6 million and share premium of $340 million.  The new Golar LNG shares were effectively issued for $30.30 per share.  The remaining Golar Energy shares were acquired at a price of approximately $5 per share.  As a result of these transactions, non-controlling interest of $129.4 million was eliminated and the difference between the non-controlling interest and consideration paid was recognized as a reduction in additional paid in capital of $336.2 million.  On July 4, 2011, Golar Energy was delisted from the Norwegian stock exchange, Oslo Axess.

(g)
In connection with the above transactions described in (f) above, in May 2011, the remaining outstanding 5.4 million options in Golar Energy were cancelled and exchanged for options in Golar (see note 27 for details).

1 Golar LNG Partners is a subsidiary of the Company.  Accordingly, the vendor financing loan provided by the Company in respect of the dropdown of the Golar Freeze to Golar LNG Partners, has been eliminated on consolidation for the purpose of the Company's consolidated financial statements.